Shareholders' equity - Schedule of changes in share capital (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Common shares (in shares)	2,477,672	2,477,672	2,477,672	2,477,672
Equity	$ 895,047	$ 842,033	$ 785,761	$ 727,845
Total
Disclosure of classes of share capital [line items]
Equity	380,478	380,478	380,478	380,478
Share capital
Disclosure of classes of share capital [line items]
Equity	21,198	21,198	21,198	21,198
Share premium
Disclosure of classes of share capital [line items]
Equity	$ 359,280	$ 359,280	$ 359,280	$ 359,280